Related party transactions	12 Months Ended
Dec. 31, 2016
Related party transactions
Related party transactions

25.  Related party transactions

a)Amounts due to related parties consisted of the following:

	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB
Short-term:
Payables to Hebei Jinglong Industry and Commerce Group Co., Ltd. (“Hebei Jinglong”)	3,904	133,318
Payables to Jing Wei Electronics Co., Ltd. (“Jing Wei”)	39,785	114
Payables to Xingtai Jinglong Electronics and Materials Co., Ltd. (“Xingtai Jinglong”)	63,766	120,423
Payables to Heibei Ningjin Songgong Electronics Co., Ltd. (“Songgong Electronics”)	92,709	133,860
Payables to Yangguang Guifeng Electronics Co., Ltd. (“Yangguang Guifeng”)	32,914	77,567
Payables to Ningjin Saimei Ganglong Electronics Co., Ltd. (“Saimei Ganglong”)	32,574	56,761
Payables to Hebei Jinglong Fine Chemical Co., Ltd. (“Fine Chemical”)	14,183	761
Payables to Hebei Jinglong Sunshine Equipment Co., Ltd.	46,563	47,257
Payables to Ningjin Jingxing Electronic Material Co., Ltd.	27,152	2,428
Payables to Taicang Juren Photovoltaic Materials Co., Ltd. (“Taicang Juren”)	—	37,392
Others	35,358	23,495

Total amounts due to related parties	388,908	633,376

b)   Amounts due from related parties consisted of the following:

	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB
Short-term:

Advance to related party suppliers, net
Advances to Hebei Jinglong	39,194	24,962

Accounts receivable from related party customers, net
Receivables from JA Solar PV Electric (Lincheng) Co,. Ltd. (“Lin Cheng”)	35,320	1,065
Receivables from Hebei Jinglong	18,011	60,634
Receivables from Jing Wei	5,282	—
Receivables from Xingtai Jinglong	16,079	56
Receivables from Songgong Electronics	87,641	50,070
Receivables from Yangguang Guifeng	748	1,252
Receivables from Jing Xing	197	14,354
Receivables from others	5,197	2,350

Amount due from related parties:
Loan to Yangzhou JA Property Co., Ltd. (“Yangzhou Property”)	40,000	40,085
Loan to Longhai Property	—	15,025
Amount due from Songgong Electronics	—	16,452
Amount due from others	5,654	1,947

Long-term:
Advances to Hebei Jinglong	26,757	—

Total amounts due from related parties	280,080	228,252

c)      Transactions with Hebei Jinglong

Wafer supply

In July 2006, the Group entered into a master long-term supply contract (the “Jinglong Long-term Supply Contract “) with Hebei Jinglong for the supply of silicon wafers. Hebei Jinglong is owned by the shareholders of the largest shareholder of the Company, Jinglong Group Co., Ltd. (“Jinglong BVI”), and thus, is a related party of the Company. Mr. Baofang Jin, our executive chairman, owns 78.45% equity interests in Hebei Jinglong and 32.96% in Jinglong BVI. The Jinglong Long-term Supply Contract had an initial term of four and half years, from July 2006 to December 2010, which automatically extended for another three years until the end of 2013. The Group has also entered into various short-term supply contracts with Hebei Jinglong for the supply of silicon wafers (together with the Jinglong Long-term Supply Contract the “ Jinglong Supply Contracts “). Under the Jinglong Supply Contracts, Jinglong Group has agreed to supply the Group with silicon wafers at prevailing market prices with a reasonable discount and under prepayment arrangements. The Group has entered into various supplemental agreements to the Jinglong Supply Contracts to specify certain performance terms, including amendment of prepayment amounts and their utilization. The prepayment and delivery terms under the existing Jinglong Long-term Supply Contract had been revised subsequently in August 2007, September 2008, and February 2009.

The Group reviewed the contracts under ASC 815, Derivatives and Hedging, and ASC 810, Consolidation, and determined that they don’t contain an embedded derivative nor would the supplier contracts cause the supplier to be a variable interest entity.

Due to the reorganization of Jinglong Group, Hebei Jinglong disposed its wafer production business in the middle of 2014. The Group didn’t purchase silicon wafers from Jinglong Group since 2014.

Unused prepayments were RMB 70,145, RMB 65,951 and RMB 24,962 at December 31, 2014, 2015 and 2016, respectively, and were recorded in advances to related party supplier in the consolidated balance sheet. The unused prepayment was deducted by the rental fee according to the supplemental agreements signed every quarter.

Outsourcing service

The Group outsourced wafer processing services to Hebei Jinglong, who helped the Group turn polysilicon into wafers. The outsourcing service fee was RMB 320, RMB nil and RMB nil for Hebei Jinglong for the years ended December 31, 2014, 2015 and 2016 respectively. Hebei Jinglong changed its business and the Group outsourced wafer processing service to the subsidiaries of Hebei Jinglong since the middle of 2014 (Refer to Note 25(d) Transactions with other related parties).

Leasing

The Group leases properties from Hebei Jinglong and another related party under operating lease agreements. The Group incurred rental expenses under operating lease agreements to Hebei Jinglong in the amounts of RMB 47,352, RMB 52,614 and RMB 39,914 for the years ended December 31, 2014, 2015 and 2016, respectively.

d)      Transactions with other related parties

	For the year ended December 31, 2014	For the year ended December 31, 2015	For the year ended December 31, 2016
	RMB	RMB	RMB
Sales of products
Lincheng	115,382	92,158	162,516
Subsidiaries of Hebei Jinglong	73,215	34,337	20,888

Total	188,597	126,495	183,404

Purchase of products
Subsidiaries of Hebei Jinglong	1,079,882	1,015,077	2,192,553
Taicang Juren	—	—	158,639
Others	—	—	7,223

Total	1,079,882	1,015,077	2,358,415

Processing service received
Subsidiaries of Hebei Jinglong	14,735	8,438	110,972

Total	14,735	8,438	110,972

Purchase of equipment and building
Subsidiaries of Hebei Jinglong	2,543	—	2,621
Yangzhou Property	77,398	—	—

Total	79,941	—	2,621

Sales of equipment
Subsidiaries of Hebei Jinglong	—	—	3,722

Total	—	—	3,722

Provide entrusted loan
Yangzhou Property	40,000	40,000	40,000
Songgong Electronics	—	—	15,000
Longhai Property	—	—	15,000

Total	40,000	40,000	70,000

Provide Guarantee
Songgong Electronics	—	—	260,000
Saimei Ganglong	—	—	50,000

Total	—	—	310,000

Receive Guarantee
Hebei Jinglong	672,047	581,714	561,116
Yangzhou Property	80,000	80,000	80,000
Longhai Property	—	—	50,000

Total	752,047	661,714	691,116

As of December 31, 2016, the Group provided guarantees to Songgong Electronics and Saimei Ganglong for short-term borrowings with principal of RMB 260,000 and RMB 50,000, respectively, the Group provided no guarantees to related parties while as of December 31, 2014 and 2015. No amounts have been accrued as a loss contingency related to this guarantee because payment by the Group is not probable. The fair value of the guarantee as of December 31, 2016 was not material. In addition, in June 2013, the Group provided an entrustment loan to Yangzhou Property with a principal of RMB 40,000, with an annual interest rate of 6.6% and was due for repayment in one year.  In 2014, the repayment date for the entrustment loan was extended to June 8, 2015. In 2015, the repayment date for this loan is extended to June 10, 2016 with interest rate of 7%. And in 2016, the repayment date for this loan is extended to June 10, 2017 with interest rate of 7%. In August 2016, the Group provided an entrustment loan to Longhai Property with a principal of RMB 15,000, with an annual interest rate of 5.36%. In October 2016, the Group provided an entrustment loan to Songgong Electronics with a principal of RMB 15,000, with an annual interest rate of 5.36%. In 2014, the Group purchased a block of building from Yangzhou Property for a consideration of RMB 77,398, which was based on the fair value of the building. In 2015 and 2016, there were no such transactions. Meanwhile, the Group received guarantees from Yangzhou Property for a short-term borrowing with a principal of RMB 80,000, RMB 80,000 and RMB 80,000 in 2014, 2015 and 2016, respectively. The Group received guarantees from Longhai Property for a short-term borrowing with a principal of RMB nil, RMB nil and RMB 50,000 in 2014, 2015 and 2016, respectively.

The Group considers that these transactions were at market with prices comparable to other similar transactions with unrelated third parties.